Condensed Consolidating Financial Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed consolidating statement of cash flows
Net cash from (used in) continuing operating activities	$ 312.1	$ 323.5	$ 134.3
Investing activities:
Purchase of property and equipment	(169.6)	(152.0)	(131.2)
Purchase of car rental vehicles	(86.4)	(9.9)
Proceeds from sale-leaseback transactions		1.6
Acquisitions, net	(338.1)	(250.2)	(232.1)
Other	6.7	8.8	2.9
Net cash from (used in) continuing investing activities	(587.4)	(401.7)	(360.4)
Financing activities:
Repurchase of 3.5% senior subordinated convertible notes		(62.7)	(87.3)
Issuance of 5.75% senior subordinated notes		550.0
Repurchase of 7.75% senior subordinated notes		(390.8)
Net borrowings (repayments) of long-term debt	144.8	(28.5)	155.2
Net (repayments) borrowings of floor plan notes payable - non-trade	191.3	70.5	197.0
Proceeds from exercises of options, including excess tax benefit			3.4
Repurchases of common stock	(15.8)	(9.8)	(44.3)
Dividends	(56.0)	(41.5)	(22.0)
Payment of deferred financing fees		(8.6)
Other	0.2	(1.1)
Net cash from (used in) continuing financing activities	264.5	77.5	202.0
Net cash from (used in) discontinued operations	16.8	17.7	32.8
Net change in cash and cash equivalents	6.0	17.0	8.7
Cash and cash equivalents, beginning of period	43.8	26.8	18.1
Cash and cash equivalents, end of period	49.8	43.8	26.8
3.5% Notes
Financing activities:
Interest rate (as a percent)	3.50%	3.50%	3.50%
5.75% Notes
Financing activities:
Interest rate (as a percent)	5.75%	5.75%	5.75%
7.75% Notes
Financing activities:
Interest rate (as a percent)	7.75%	7.75%	7.75%
Penske Automotive Group | 3.5% Notes
Financing activities:
Interest rate (as a percent)		3.50%	3.50%
Penske Automotive Group | 5.75% Notes
Financing activities:
Interest rate (as a percent)	5.75%	5.75%
Penske Automotive Group | 7.75% Notes
Financing activities:
Interest rate (as a percent)		7.75%	7.75%
Reportable legal entities | Penske Automotive Group
Condensed consolidating statement of cash flows
Net cash from (used in) continuing operating activities	46.6	45.5	(39.4)
Investing activities:
Purchase of property and equipment	(1.4)	(1.1)	(1.3)
Other	(17.5)	(3.3)
Net cash from (used in) continuing investing activities	(18.9)	(4.4)	(1.3)
Financing activities:
Repurchase of 3.5% senior subordinated convertible notes		(62.7)	(87.3)
Issuance of 5.75% senior subordinated notes		550.0
Repurchase of 7.75% senior subordinated notes		(390.8)
Net borrowings (repayments) of long-term debt	28.0	(98.9)	125.0
Net (repayments) borrowings of floor plan notes payable - non-trade	16.1	21.2	65.9
Proceeds from exercises of options, including excess tax benefit			3.4
Repurchases of common stock	(15.8)	(9.8)	(44.3)
Dividends	(56.0)	(41.5)	(22.0)
Payment of deferred financing fees		(8.6)
Net cash from (used in) continuing financing activities	(27.7)	(41.1)	40.7
Reportable legal entities | Guarantor Subsidiaries
Condensed consolidating statement of cash flows
Net cash from (used in) continuing operating activities	28.7	125.8	186.1
Investing activities:
Purchase of property and equipment	(111.4)	(101.4)	(75.6)
Purchase of car rental vehicles	(86.4)	(9.9)
Acquisitions, net	(127.5)	(115.8)	(194.3)
Other	19.9	4.8
Net cash from (used in) continuing investing activities	(305.4)	(222.3)	(269.9)
Financing activities:
Net borrowings (repayments) of long-term debt	66.4	50.9	18.4
Net (repayments) borrowings of floor plan notes payable - non-trade	181.3	41.6	34.9
Distributions from (to) parent	0.9	5.2	6.1
Net cash from (used in) continuing financing activities	248.6	97.7	59.4
Net cash from (used in) discontinued operations	6.0	7.7	34.4
Net change in cash and cash equivalents	(22.1)	8.9	10.0
Cash and cash equivalents, beginning of period	34.7	25.8	15.8
Cash and cash equivalents, end of period	12.6	34.7	25.8
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed consolidating statement of cash flows
Net cash from (used in) continuing operating activities	236.8	152.2	(12.4)
Investing activities:
Purchase of property and equipment	(56.8)	(49.5)	(54.3)
Proceeds from sale-leaseback transactions		1.6
Acquisitions, net	(210.6)	(134.4)	(37.8)
Other	4.3	7.3	2.9
Net cash from (used in) continuing investing activities	(263.1)	(175.0)	(89.2)
Financing activities:
Net borrowings (repayments) of long-term debt	50.4	19.5	11.8
Net (repayments) borrowings of floor plan notes payable - non-trade	(6.1)	7.7	96.2
Other	0.2	(1.1)
Distributions from (to) parent	(0.9)	(5.2)	(6.1)
Net cash from (used in) continuing financing activities	43.6	20.9	101.9
Net cash from (used in) discontinued operations	10.8	10.0	(1.6)
Net change in cash and cash equivalents	28.1	8.1	(1.3)
Cash and cash equivalents, beginning of period	9.1	1.0	2.3
Cash and cash equivalents, end of period	$ 37.2	$ 9.1	$ 1.0